Segment and Customer Reporting (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Segment and Customer Reporting
Large format batteries	$ 42,168	$ 15,190
Other	1,891	1,080
Total of Large format batteries	$ 44,059	$ 16,270